Exploration and Evaluation Assets (Tables)	12 Months Ended
Jun. 30, 2024
Exploration and Evaluation Assets
Schedule of exploration and evaluation assets

		Commercial
		Plant	South West
	California	Evaluation	Arkansas	Texas
	Property	(Lanxess 1A)	Project	Properties	Total
	$	$	$	$	$

Acquisition:
Balance, June 30, 2022	18,460	—	14,230	—	32,690
Option payments	2,352	—	1,378	885	4,615
Lanxess brine supply costs	—	7,953	(7,953)	—	—
Effect of foreign exchange translation	527	—	406	—	933
Balance, June 30, 2023	21,339	7,953	8,061	885	38,238
Option payments	135	—	1,416	1,634	3,185
Acquisition of Wheelhouse Water Resources, LLC	—	—	—	27	27
Deconsolidation(1)	—	—	(9,799)	(2,577)	(12,376)
Effect of foreign exchange translation	684	255	322	31	1,292
Balance, June 30, 2024	22,158	8,208	—	—	30,366

Exploration and Evaluation:
Balance, June 30, 2022	4,333	4,533	4,105	—	12,971
Exploration costs	9	—	17,429	18,175	35,613
Lanxess 1A evaluation costs	—	12,740	—	—	12,740
Effect of foreign exchange translation	124	130	136	—	390
Balance, June 30, 2023	4,466	17,403	21,670	18,175	61,714
Exploration costs	14	—	9,713	19,315	29,042
Lanxess 1A evaluation costs	—	9,704	—	—	9,704
Deconsolidation(1)	—	—	(31,932)	(38,446)	(70,378)
Effect of foreign exchange translation	142	787	549	956	2,434
Balance, June 30, 2024	4,622	27,894	—	—	32,516

Balance, June 30, 2023	25,805	25,356	29,731	19,060	99,952
Balance, June 30, 2024	26,780	36,102	—	—	62,882
(1)	SWA Lithium and Texas Lithium were deconsolidated as of May 7, 2024 resulting in a decrease of $31,932 and $38,446, respectively, in exploration and evaluation assets and a decrease of $9,799 and 2,577, respectively, in acquisition costs. As discussed in Note 4 – Deconsolidation of subsidiaries, the Company retained a 55% ownership interest in SWA Lithium and Texas Lithium and recognises such assets as Investments in Joint Ventures.